Short-term investments - Summary of Short-term Investments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Miscellaneous current assets [abstract]
Bank deposits	₨ 64,534	$ 851	₨ 116,730
Other investments	171,398	2,259	165,045
Total	₨ 235,932	$ 3,110	₨ 281,775